Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization and Principal Activities
Schedule of major subsidiaries and VIE

As of December 31, 2021, the Company’s major subsidiaries and VIE are as follows:

	Date of	Place of	Legal
	incorporation	incorporation	ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	10-Jan-14	HK	100%
Shanghai Baozun E-commerce Limited (“Shanghai Baozun”)	11-Nov-03	PRC	100%
Shanghai Bodao E-commerce Limited	30-Mar-10	PRC	100%
Shanghai Yingsai Advertisement Limited	30-Mar-10	PRC	100%
Baozun Hongkong Limited	11-Sep-13	HK	100%
Shanghai Fengbo E-commerce Limited	29-Dec-11	PRC	100%
Baozun Hongkong Investment Limited	21-July-15	HK	100%
Baotong Inc.	19-Jun-19	Cayman	70%
Baotong Hong Kong Holding Limited	5-May-16	HK	70%
Baotong E-logistics Technology (Suzhou) Limited	27-Mar-17	PRC	70%

VIE:
Shanghai Zunyi Business Consulting Ltd.	31-Dec-10	PRC	N/A